Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001513845
Registrant Name	Nebius Group N.V.
Registration File Number	333-286932
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A